UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07171

Name of Fund:   BlackRock Global SmallCap Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global SmallCap

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 12/31/2012

Item 1 –	Report to Stockholders

DECEMBER 31, 2012

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock EuroFund

BlackRock Global SmallCap Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Dear Shareholder

Financial markets substantially improved in 2012 as compared to the prior year, due largely to central bank intervention and considerable relief from the global turmoil seen in 2011. Although 2012 brought its share of headwinds, the strongest returns came from higher-risk asset classes as investors reached for yield in an environment of extremely low interest rates.

The year opened with investor confidence on the rise as global liquidity had been restored and financial news headlines became less daunting. Equity markets moved higher through the first two months of 2012, while climbing US Treasury yields pressured higher-quality fixed income assets. However, markets reversed course in the spring when Europe’s debt crisis boiled over once again. Political instability in Greece and severe deficit and liquidity problems in Spain raised the prospect of a euro collapse. Government borrowing costs in peripheral European countries soared while the region’s finance leaders deliberated over the fiscal integration of the currency bloc. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. In the United States, disappointing jobs reports signaled that the recovery was losing steam. Risk assets sold off as investors retreated to safe-haven assets.

As the outlook for the global economy worsened, investors grew increasingly optimistic that the world’s largest central banks soon would intervene to stimulate growth. This theme, along with increased cooperation among finance ministers in Europe, fueled a powerful risk-asset rebound in June. In July, the European Central Bank (“ECB”) president stated that the bank would do “whatever it takes” to preserve the euro currency bloc. This assurance along with expectations for policy stimulus from central banks in Europe and the United States drove most asset classes higher through the summer. Early in September, the ECB announced its decision to support the eurozone’s troubled peripheral countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced an aggressive stimulus package involving open-ended monthly purchases of agency mortgage-backed securities.

Going into the fall, US stocks slid on lackluster corporate earnings reports and market volatility rose leading up to the US Presidential election. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013 (known as the “fiscal cliff”) threatened to push the nation into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a budget deal prior to the deadline drove high levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the worst of the fiscal cliff with a last-minute tax deal. Relief from US fiscal worries, however, was only partial as decisions relating to spending cuts and the debt ceiling remained pending as financial markets closed for the year.

All major asset classes generated positive returns for the 6- and 12-month periods ended December 31, 2012. Riskier assets outperformed higher quality investments as investors sought meaningful returns in a low interest rate environment. International and emerging market equities were the strongest performers. US Treasury yields were volatile, but declined overall, resulting in moderate gains for higher quality fixed income sectors. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

The New Year brings a host of unknowns, but we believe new opportunities abound. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. With access to every asset class, geography and investment style, and extensive market intelligence, we help investors of all sizes build dynamic, diverse portfolios to achieve better, more consistent returns over time. We encourage you to visit www.blackrock.com/newworld for more information.

Rob Kapito

President, BlackRock Advisors, LLC

“Although 2012 brought its share of headwinds, the strongest returns came from higher-risk asset classes as investors reached for yield in an environment of extremely low interest rates.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2012
	6-month	12-month
US large cap equities (S&P 500® Index)	5.95%	16.00%
US small cap equities (Russell 2000® Index)	7.20	16.35
International equities (MSCI Europe, Australasia, Far East Index)	13.95	17.32
Emerging market equities (MSCI Emerging Markets Index)	13.75	18.22
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.07	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.71	4.18
US investment grade bonds (Barclays US Aggregate Bond Index)	1.80	4.21
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.15	7.42
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.97	15.78
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2012	BlackRock EuroFund

Investment Objective

BlackRock EuroFund’s (the “Fund”) investment objective is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2012, all of the Fund’s share classes outperformed the Fund’s benchmark, the Morgan Stanley Capital International (“MSCI”) Europe Index, with the exception of Investor B Shares, which underperformed the benchmark index.

What factors influenced performance?

•	At a sector level, overweight positions in the materials, information technology (“IT”) and industrials sectors contributed positively to performance, while underweights in utilities and consumer staples boosted returns. The Fund’s investments in financials strongly outperformed the market as investor risk appetite returned in the second half of 2012 following several policy actions and statements by the European Central Bank. Positions in Barclays Plc, BNP Paribas SA and Deutsche Bank AG were the Fund’s top individual contributors. Holdings in Belgian bank KBC Groep NV also performed well after being added toward the end of the period. The timely placement of a bank index future also provided strong returns while mitigating exposure risk. The Fund’s investment in German tire and auto parts manufacturer Continental AG performed well. Holding in luxury watchmaker and jeweler Cie Financiere Richemont SA benefited from improving macroeconomic conditions in China, where it has a significant exposure. A lack of ownership in large defensive names such as Royal Dutch Shell Plc, British American Tobacco Plc and Nestle SA aided returns.

•	Despite positive effects from an underweight in energy, stock selection in the sector hampered performance. A position in Saipem SpA detracted from returns after it was announced that the company was under investigation for contracts it previously won in Algeria. This led to the CEO resigning and the COO being suspended. The investigation is still ongoing and the fine is still to be announced. The resulting drop in share price hampered performance. The Fund’s investments in Tullow Oil Plc and BG Group Plc also negatively impacted returns.

Describe recent portfolio activity.

•	During the six-month period, the Fund increased exposure (while remaining underweight) in financials. Within consumer discretionary, a new position was initiated in fashion eyewear name Luxottica Group SpA, which offers an attractive growth profile. The Fund took profits in health care company Essilor International SA after it exhibited strong performance. Reductions were made elsewhere to fund these changes, including holdings in L’Oreal SA and GlaxoSmithKline Plc. Exposure was reduced to the energy sector through the sale of Royal Dutch Shell Plc and a reduction in Tullow Oil Plc. Proceeds were used to increase the Fund’s overweight exposure to materials. Following the improvement in the Chinese leading indicators, exposure was increased to mining by adding to an existing holding in Xstrata Plc; by initiating a new position in Rio Tinto Group; and by adding exposure to cement company Lafarge SA, which is focusing on cost savings through a detailed restructuring.

Describe portfolio positioning at period end.

•	As of period end, relative to the MSCI Europe Index, the Fund was overweight in the materials, industrials, consumer discretionary and IT sectors, and underweight in telecommunication services, energy, utilities, financials, health care and consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Barclays Plc	4%
BNP Paribas SA	4
Novo-Nordisk A/S, Class B	3
Continental AG	3
Lafarge SA	3
Pernod Ricard SA	3
UBS AG, Registered Shares	3
Ryanair Holding Plc - ADR	3
Antofagasta Plc	3
Syngenta AG, Registered Shares	3

Geographic Allocation	Percent of Long-Term Investments

United Kingdom	27%
France	17
Germany	14
Italy	10
Switzerland	9
Netherlands	4
Belgium	4
Finland	4
Denmark	3
Ireland	3
Luxembourg	2
Portugal	2
Sweden	1

4	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

BlackRock EuroFund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western European countries, but may also invest in emerging markets in Eastern European countries.

[3]	This unmanaged broad-based capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

Performance Summary for the Period Ended December 31, 2012

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	17.43%	25.43%	N/A	(4.41)%	N/A	7.94%	N/A
Investor A	17.41	25.21	18.63%	(4.58)	(5.61)%	7.71	7.13%
Investor B	15.89	22.41	17.91	(6.09)	(6.42)	6.88	6.88
Investor C	16.83	24.24	23.24	(5.40)	(5.40)	6.82	6.82
Class R	16.97	24.37	N/A	(5.20)	N/A	7.33	N/A
MSCI Europe Index	16.33	19.12	N/A	(4.34)	N/A	8.37	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period[5]	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,174.30	$6.14	$1,000.00	$1,019.61	$5.70	1.12%
Investor A	$1,000.00	$1,174.10	$6.90	$1,000.00	$1,018.91	$6.41	1.26%
Investor B	$1,000.00	$1.158.90	$21.33	$1,000.00	$1,005.41	$19.81	3.92%
Investor C	$1,000.00	$1,168.30	$12.02	$1,000.00	$1,014.11	$11.17	2.20%
Class R	$1,000.00	$1,169.70	$10.77	$1,000.00	$1,015.31	$10.01	1.97%

[5]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	5

Fund Summary as of December 31, 2012	BlackRock Global SmallCap Fund, Inc.

Investment Objective

BlackRock Global SmallCap Fund, Inc.’s (the “Fund”) investment objective is to seek long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.

Portfolio Management Commentary

•	Effective October 1, 2012, the Fund changed one of its benchmarks from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund.

How did the Fund perform?

•	For the six-month period ended December 31, 2012, the Fund underperformed the MSCI All Country World Small Cap Index and its former benchmark, the MSCI World Small Cap Index. For the same period, the Fund outperformed the broader MSCI World Index. The following discussion pertains to the Fund’s performance relative to the MSCI All Country World Small Cap Index.

What factors influenced performance?

•	In the information technology (“IT”) sector, a combination of stock selection and an overweight in the internet software & services industry hurt relative returns, as did selection in semiconductors. Within energy, stock selection among fuel companies hindered results. Stock selection within industrials also detracted from performance, particularly among aerospace & defense companies, transportation infrastructure and trading companies & distributors.

•	Contributing positively to performance was stock selection in the consumer discretionary sector, particularly in the textiles, apparel & luxury goods, auto components, distributors and specialty retail industries. In financials, the Fund’s holdings of insurance companies boosted returns. An underweight to food retailers proved beneficial in consumer staples, and the Fund’s holdings in wireless telecommunication services (“telecom”) enhanced results.

Describe recent portfolio activity.

•	During the six-month period, the Fund increased exposure to the IT sector and reduced its allocations to consumer staples, health care and materials.

Describe portfolio positioning at period end.

•	As compared to the MSCI All Country World Small Cap Index, the Fund ended the period overweight in health care, energy, IT and consumer discretionary, and underweight in financials, materials, consumer staples, industrials and telecom. The Fund maintained a neutral weighting in utilities. From a geographical perspective, the Fund was overweight to continental Europe at the end of the period. An underweight to Asia was largely, but not entirely, due to the Fund’s underweight position in Japan. Additionally, the Fund was underweight in the United States and most emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Africa Oil Corp.	2%
Polarcus Ltd.	1
Pandora A/S	1
Tokyu Land Corp.	1
Electronic Arts, Inc.	1
Nuance Communications, Inc.	1
Constant Contact, Inc.	1
Timken Co.	1
LKQ Corp.	1
Aryzta AG	1

Geographic Allocation	Percent of Long-Term Investments

United States	48%
United Kingdom	9
Japan	5
Canada	5
Germany	3
India	3
Denmark	3
Hong Kong	3
France	2
Switzerland	2
Singapore	2
Other[1]	15

[1]	Other includes a 1% or less investment in each of the following countries: China, United Arab Emirates, Australia, Bermuda, Spain, Ireland, Italy, South Korea, Belgium, Israel, Brazil, Norway, Taiwan, Indonesia, Finland, Netherlands, Argentina, Malaysia, Austria, Thailand, Greece and Portugal.

6	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests in a diversified portfolio primarily consisting of equity securities of small cap issuers in various foreign countries and in the United States.

[3]	This unmanaged market-capitalization weighted index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in 24 countries, including the United States.

[4]	This unmanaged index is a free float-adjusted, market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. The Fund now uses this index as one of its benchmarks rather than the MSCI World Small Cap Index because Fund management believes it more accurately reflects the investment strategy of the Fund.

[5]	This unmanaged broad-based index is comprised of small cap companies from 24 developed markets.

Performance Summary for the Period Ended December 31, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.38%	16.95%	N/A	0.96%	N/A	10.71%	N/A
Investor A	10.24	16.56	10.44%	0.65	(0.43)%	10.40	9.81%
Investor B	9.57	15.41	10.91	(0.27)	(0.64)	9.68	9.68
Investor C	9.78	15.63	14.63	(0.19)	(0.19)	9.50	9.50
Class R	9.97	16.12	N/A	0.22	N/A	10.08	N/A
MSCI World Index	9.36	15.83	N/A	(1.18)	N/A	7.51	N/A
MSCI All Country World Small Cap Index	10.92	18.06	N/A	2.33	N/A	12.07	N/A
MSCI World Small Cap Index	10.54	17.55	N/A	2.46	N/A	11.72	N/A

[6]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period[7]	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,103.80	$5.78	$1,000.00	$1,019.71	$5.55	1.09%
Investor A	$1,000.00	$1,102.40	$7.47	$1,000.00	$1,018.10	$7.17	1.41%
Investor B	$1,000.00	$1,095.70	$13.52	$1,000.00	$1,012.30	$12.98	2.56%
Investor C	$1,000.00	$1,097.80	$12.00	$1,000.00	$1,013.76	$11.52	2.27%
Class R	$1,000.00	$1,099.70	$9.90	$1,000.00	$1,015.78	$9.50	1.87%

[7]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•	Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain qualified employee benefit plans.

•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a sevice fee of 0.25% per year.

•	Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement plans and other similar plans. Prior to January 3, 2003, for BlackRock EuroFund, and February 4, 2003 for BlackRock Global SmallCap Fund, Inc., Class R Share performance results are those of the respective Fund’s Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on hypothetical investments of $1,000 invested on July 1, 2012 and held through December 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risk. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	9

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium — 3.9%
Anheuser-Busch InBev NV	74,268	$6,467,596
KBC Groep NV	162,703	5,670,566

		12,138,162
Denmark — 3.0%
Novo-Nordisk A/S, Class B	57,728	9,400,234
Finland — 3.9%
Kone Oyj, Class B	77,986	5,767,823
Wartsila Oyj	144,428	6,287,796

		12,055,619
France — 15.6%
AXA SA	275,916	4,954,286
BNP Paribas SA	185,655	10,569,347
Lafarge SA	129,454	8,359,140
Legrand SA	80,203	3,403,500
Pernod Ricard SA	71,987	8,351,999
Renault SA	118,983	6,461,730
Sanofi	67,515	6,402,437

		48,502,439
Germany — 13.7%
Continental AG	74,374	8,668,534
Deutsche Bank AG, Registered Shares	36,002	1,583,901
Kabel Deutschland Holding AG	71,141	5,354,467
Lanxess AG	58,668	5,173,309
Linde AG	34,020	5,951,738
Merck KGaA	38,050	5,014,792
SAP AG	90,577	7,283,534
Telefonica Deutschland Holding AG (a)(b)	439,593	3,350,312

		42,380,587
Ireland — 2.6%
Ryanair Holdings Plc — ADR	235,718	8,080,413
Italy — 9.2%
Atlantia SpA	304,815	5,535,006
Eni SpA	300,187	7,353,837
Luxottica Group SpA	106,401	4,391,682
Saipem SpA	189,532	7,382,835
Telecom Italia SpA	4,401,598	3,992,541

		28,655,901
Luxembourg — 2.0%
AZ Electronic Materials SA	1,090,418	6,273,744
Netherlands — 4.2%
ASML Holding NV	80,628	5,170,967
Koninklijke Vopak NV	76,971	5,440,894
TNT Express NV	225,519	2,509,392

		13,121,253
Portugal — 1.9%
Jeronimo Martins SGPS SA	297,205	5,746,874

Sweden — 1.1%
Assa Abloy AB, Class B	87,811	$3,305,443
Switzerland — 8.4%
Cie Financiere Richemont SA, Class A Shares	89,642	7,036,494
Swiss Re AG (a)	42,904	3,110,488
Syngenta AG, Registered Shares	19,364	7,822,790
UBS AG, Registered Shares (a)	526,708	8,242,385

		26,212,157
United Kingdom — 25.5%
Antofagasta Plc	366,071	8,022,425
Barclays Plc	2,483,002	10,786,108
BG Group Plc	202,946	3,385,098
Burberry Group Plc	174,054	3,498,741
Imperial Tobacco Group Plc	120,538	4,673,444
Johnson Matthey Plc	185,299	7,279,120
Prudential Plc	396,951	5,663,437
Rio Tinto Plc	109,917	6,410,977
Rolls-Royce Holdings Plc (a)	436,826	6,265,563
Tullow Oil Plc	221,939	4,626,851
Vodafone Group Plc	2,828,318	7,119,623
Wolseley Plc	101,260	4,842,121
Xstrata Plc (a)	375,121	6,548,033

		79,121,541
Total Long-Term Investments (Cost — $246,080,234) — 95.0%		294,994,367

Short-Term Securities
Money Market Funds — 4.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	14,709,830	14,709,830

Time Deposits		Par (000)
Europe — 0.0%
Brown Brothers Harriman & Co., (0.06)%, 1/02/13	EUR	53	70,326
United Kingdom — 0.1%
Brown Brothers Harriman & Co., 0.05%, 1/02/13	GBP	162	263,464

Total Time Deposits — 0.1%			333,790
Total Short-Term Securities (Cost — $15,043,620) — 4.8%			15,043,620
Total Investments (Cost — $261,123,854) — 99.8%			310,037,987
Other Assets Less Liabilities — 0.2%			735,153

Net Assets — 100.0%			$310,773,140

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	INR	Indian Rupee
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	USD	US Dollar

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock EuroFund

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at December 31, 2012	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	5,906,844	8,802,986	14,709,830	$7,650	$126

(d)	Represents the current yield as of report date.

•	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,455	DJ Euro Stoxx 50 Index	Eurex	March 2013	EUR 10,687,741	$98,763

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$12,138,162	—	$12,138,162
Denmark	—	9,400,234	—	9,400,234
Finland	—	12,055,619	—	12,055,619
France	—	48,502,439	—	48,502,439
Germany	$3,350,312	39,030,275	—	42,380,587
Ireland	8,080,413	—	—	8,080,413
Italy	—	28,655,901	—	28,655,901
Luxembourg	—	6,273,744	—	6,273,744
Netherlands	2,509,392	10,611,861	—	13,121,253
Portugal	—	5,746,874	—	5,746,874
Sweden	—	3,305,443	—	3,305,443
Switzerland	—	26,212,157	—	26,212,157
United Kingdom	—	79,121,541	—	79,121,541

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	11

Schedule of Investments (concluded)	BlackRock EuroFund

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Short-Term Securities:
Money Market Funds	$14,709,830	—	—	$14,709,830
Time Deposits	—	$333,790	—	333,790

Total	$28,649,947	$281,388,040	—	$310,037,987

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$98,763	—	—	$98,763

Total	$98,763	—	—	$98,763

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10	—	—	$10
Cash pledged as collateral for financial futures contracts	970,000	—	—	970,000
Foreign currency at value	10	—	—	10

Total	$970,020	—	—	$970,020

There were no transfers between levels during the six months ended December 31, 2012.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Global SmallCap Fund Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.4%
Arcos Dorados Holdings, Inc., Class A	242,500	$2,900,300
Australia — 1.3%
Bank of Queensland Ltd.	290,000	2,238,137
Mirvac Group	3,914,584	6,092,030
Orocobre Ltd. (a)	834,859	1,278,337
Pancontinental Oil & Gas NL (a)	12,390,900	1,193,046

		10,801,550
Austria — 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	25,100	2,630,222
Belgium — 0.8%
Ageas	208,300	6,154,688
Bermuda — 1.1%
Chow Sang Sang Holdings International Ltd.	1,562,000	3,675,229
Hoegh Liquified Natural Gas Holdings Ltd. (a)	635,100	5,360,660

		9,035,889
Brazil — 0.5%
Santos Brasil Participacoes SA	299,300	4,268,405
Canada — 5.1%
Africa Oil Corp. (a)(b)	2,482,800	17,447,242
Cathedral Energy Services Ltd.	652,500	3,837,463
Detour Gold Corp. (a)	99,600	2,492,253
DiagnoCure, Inc. (a)(c)	4,934,180	1,736,165
Dollarama, Inc. (a)(d)	14,200	841,836
Dollarama, Inc.	57,600	3,414,770
Eldorado Gold Corp.	64,400	828,712
Lundin Mining Corp. (a)	894,100	4,602,184
Painted Pony Petroleum Ltd. (a)	363,625	3,838,406
Sunshine Oilsands Ltd. (a)(b)	3,470,017	1,383,378
Ultra Petroleum Corp. (a)(b)	95,700	1,735,041

		42,157,450
China — 1.4%
51job, Inc. — ADR (a)(b)	46,900	2,192,575
Shenzhen Expressway Co. Ltd.	5,400,700	2,097,244
Shimao Property Holdings Ltd.	2,251,500	4,346,299
Sitoy Group Holdings Ltd.	4,371,700	2,850,431

		11,486,549
Denmark — 3.0%
Alk-Abello A/S (b)	26,500	1,823,771
Bavarian Nordic A/S (a)(b)	184,586	1,626,308
Pandora A/S (b)	421,000	9,340,395
Topdanmark A/S (a)	23,700	5,092,101
Tryg A/S	70,100	5,305,520
Vestas Wind Systems A/S (a)(b)	273,400	1,541,058

		24,729,153
Finland — 0.4%
Ramirent Oyj	379,150	3,146,028
France — 2.4%
Eurofins Scientific SA	47,875	7,787,646
GameLoft SE (a)(b)	776,183	5,457,004
Ipsen SA	72,800	2,188,505
Saft Groupe SA	180,600	4,250,208

		19,683,363

Germany — 3.2%
Celesio AG	257,623	$4,462,271
GEA Group AG	78,850	2,563,865
Gerresheimer AG	80,100	4,256,110
NORMA Group	51,635	1,431,269
Rheinmetall AG	113,400	5,508,929
Symrise AG	128,100	4,602,337
Wincor Nixdorf AG	73,400	3,461,705

		26,286,486
Greece — 0.2%
Alpha Bank AE (a)	855,300	1,659,217
Hong Kong — 2.7%
Clear Media Ltd.	2,695,000	1,446,448
Dah Sing Financial Holdings Ltd.	1,376,800	6,294,618
Daphne International Holdings Ltd. (b)	4,024,300	5,602,407
Ming Fai International Holdings Ltd.	8,195,100	896,532
Poly Property Group Co. Ltd. (a)(b)	6,878,000	5,506,607
Techtronic Industries Co.	1,314,900	2,488,906

		22,235,518
India — 3.2%
Container Corp. of India	116,500	1,968,987
DEN Networks Ltd. (a)	818,800	2,963,511
DLF Ltd.	475,900	2,029,055
Motherson Sumi Systems Ltd.	1,171,600	4,239,272
Oriental Bank of Commerce	1,141,900	7,374,735
Shriram Transport Finance Co. Ltd.	160,374	2,229,460
Sintex Industries Ltd.	2,553,000	3,087,464
Zee Entertainment Enterprises Ltd.	528,600	2,147,090

		26,039,574
Indonesia — 0.4%
Tower Bersama Infrastructure Tbk PT (a)	5,646,276	3,342,260
Ireland — 0.9%
Ryanair Holdings Plc — ADR	217,496	7,455,763
Israel — 0.7%
SodaStream International Ltd. (a)(b)	127,200	5,710,008
Italy — 0.9%
Mediolanum SpA	855,200	4,341,251
Salvatore Ferragamo Italia SpA	122,300	2,707,453

		7,048,704
Japan — 5.4%
Aeon Credit Service Co. Ltd. (b)	236,200	4,779,387
Asics Corp.	228,850	3,496,038
Credit Saison Co. Ltd.	228,400	5,712,889
Don Quijote Co. Ltd.	99,800	3,671,226
Hisaka Works Ltd.	220,000	1,819,624
Hitachi Capital Corp.	239,400	4,938,051
Itoham Foods, Inc.	458,100	2,004,711
NGK Insulators Ltd.	252,400	2,994,141
Rohm Co. Ltd.	56,600	1,850,243
Shionogi & Co. Ltd.	306,000	5,099,131
Tokyu Land Corp.	1,143,000	8,374,877

		44,740,318
Malaysia — 0.3%
AirAsia Bhd	2,978,600	2,680,068

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	13

Schedule of Investments (continued)	BlackRock Global SmallCap Fund Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Netherlands — 0.4%
BinckBank NV	371,500	$3,064,887
Norway — 0.5%
Electromagnetic GeoServices (a)(b)	1,756,279	4,190,095
Portugal — 0.2%
Banco BPI SA — Registered Shares (a)(b)	1,168,900	1,459,892
Singapore — 1.5%
Avago Technologies Ltd.	179,500	5,682,970
Cityspring Infrastructure Trust	5,642,515	2,037,259
Yanlord Land Group Ltd. (a)	3,613,000	4,564,906

		12,285,135
South Korea — 0.8%
Kangwon Land, Inc.	245,870	6,719,806
Spain — 0.9%
Grifols SA (a)(b)	75,167	2,628,448
Laboratorios Farmaceuticos Rovi SA	724,862	5,093,481

		7,721,929
Switzerland — 2.1%
Addex Pharmaceuticals Ltd. (a)	95,400	1,000,258
Aryzta AG (a)	152,077	7,825,183
Basilea Pharmaceutica (a)	42,400	2,067,501
Sulzer AG	40,850	6,465,293

		17,358,235
Taiwan — 0.5%
D-Link Corp.	6,305,600	4,011,647
Thailand — 0.3%
Mermaid Maritime PCL (a)	9,124,805	2,590,278
United Arab Emirates — 1.3%
Polarcus Ltd. (a)(b)	9,013,991	11,012,146
United Kingdom — 8.6%
Aberdeen Asset Management Plc	963,800	5,799,582
APR Energy Plc (b)	320,400	4,212,207
Babcock International Group Plc	414,300	6,539,735
Bahamas Petroleum Co. Plc (a)(b)	15,651,234	1,099,514
BowLeven Plc (a)(b)	2,249,700	2,449,986
easyJet Plc	494,916	6,224,939
Filtrona Plc	206,181	1,854,292
Halfords Group Plc	549,000	2,964,420
Inchcape Plc	624,600	4,438,764
Intertek Group Plc	148,100	7,522,990
Invensys Plc	1,220,600	6,532,098
London Stock Exchange Group Plc	180,300	3,216,209
Manchester United Plc, Class A (a)	136,232	1,914,060
Michael Page International Plc	667,000	4,359,843
Ophir Energy Plc (a)	618,435	5,110,662
Rexam Plc	940,372	6,728,540

		70,967,841
United States — 47.4%
Abercrombie & Fitch Co., Class A	65,471	3,140,644
Acxiom Corp. (a)	171,825	3,000,065
Aegerion Pharmaceuticals, Inc. (a)(b)	133,800	3,397,182
Affymetrix, Inc. (a)	518,721	1,644,346
AGCO Corp. (a)	36,700	1,802,704
Albemarle Corp.	116,000	7,205,920
Allete, Inc.	123,600	5,065,128

United States (continued)
Alpha Natural Resources, Inc. (a)(b)	182,400	$1,776,576
American Superconductor Corp. (a)(b)	265,800	696,396
Arris Group, Inc. (a)	291,100	4,349,034
Aruba Networks, Inc. (a)	175,600	3,643,700
Atmel Corp. (a)(b)	367,300	2,405,815
Bankrate, Inc. (a)	62,767	781,449
BBCN Bancorp, Inc.	290,400	3,359,928
Bill Barrett Corp. (a)(b)	146,300	2,602,677
BioMarin Pharmaceutical, Inc. (a)	42,300	2,083,275
Bravo Brio Restaurant Group, Inc. (a)	232,500	3,122,475
Brookdale Senior Living, Inc. (a)	98,001	2,481,385
Cadence Design Systems, Inc. (a)(b)	283,950	3,836,165
Celanese Corp., Series A	118,300	5,267,899
The Children’s Place Retail Stores, Inc. (a)	71,500	3,166,735
Constant Contact, Inc. (a)(b)	563,555	8,008,117
Covanta Holding Corp.	225,250	4,149,105
Cytec Industries, Inc.	99,200	6,827,936
DDR Corp.	372,000	5,825,520
Deckers Outdoor Corp. (a)(b)	55,500	2,234,985
Discover Financial Services	111,600	4,302,180
Drew Industries, Inc.	84,600	2,728,350
DSP Group, Inc. (a)	520,749	2,999,514
DuPont Fabros Technology, Inc.	112,199	2,710,728
Electronic Arts, Inc. (a)	576,300	8,373,639
Express, Inc. (a)	375,900	5,672,331
F5 Networks, Inc. (a)	79,000	7,674,850
Foot Locker, Inc.	145,600	4,676,672
Forest City Enterprises, Inc., Class A (a)	161,533	2,608,758
The Fresh Market, Inc. (a)	7,900	379,911
FTI Consulting, Inc. (a)	28,235	931,755
Georgia Gulf Corp.	109,800	4,532,544
Guess?, Inc.	162,550	3,988,977
Hancock Holding Co.	64,472	2,046,341
Hanesbrands, Inc. (a)(b)	66,400	2,378,448
Hospira, Inc. (a)	145,086	4,532,487
IAC/InterActiveCorp.	94,750	4,481,675
IDEX Corp.	157,650	7,335,454
Informatica Corp. (a)(b)	114,300	3,465,576
j2 Global, Inc.	206,800	6,323,944
Kennametal, Inc.	76,700	3,068,000
The KEYW Holding Corp. (a)	366,900	4,655,961
Kindred Healthcare, Inc. (a)	354,351	3,834,078
Landstar System, Inc.	40,350	2,116,761
LKQ Corp. (a)(b)	374,026	7,891,949
MAKO Surgical Corp. (a)(b)	159,423	2,051,774
Manpower, Inc.	135,900	5,767,596
Mentor Graphics Corp. (a)	85,350	1,452,657
Merit Medical Systems, Inc. (a)	199,581	2,774,176
Mistras Group, Inc. (a)	110,100	2,718,369
Myriad Genetics, Inc. (a)(b)	205,795	5,607,914
Nordson Corp.	97,600	6,160,512
NorthWestern Corp.	107,100	3,719,583
Nuance Communications, Inc. (a)	362,288	8,086,268
NuVasive, Inc. (a)	212,715	3,288,574
NV Energy, Inc.	226,900	4,115,966
Oasis Petroleum, Inc. (a)	176,300	5,606,340
Omnicare, Inc.	126,000	4,548,600
Otter Tail Corp.	45,900	1,147,500
Packaging Corp. of America	100,900	3,881,623
Pinnacle Financial Partners, Inc. (a)	110,500	2,081,820

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Global SmallCap Fund Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
PMC-Sierra, Inc. (a)	937,200	$4,882,812
PNM Resources, Inc.	197,500	4,050,725
Polycom, Inc. (a)	517,600	5,414,096
PVH Corp.	47,900	5,317,379
Regis Corp.	201,735	3,413,356
ResMed, Inc.	78,985	3,283,406
Responsys, Inc. (a)	524,500	3,126,020
Rock-Tenn Co., Class A	37,900	2,649,589
SciQuest, Inc. (a)	176,386	2,797,482
Shutterfly, Inc. (a)(b)	70,300	2,099,861
SM Energy Co.	58,200	3,038,622
Spirit AeroSystems Holdings, Inc., Class A (a)	347,900	5,903,863
Steel Dynamics, Inc.	270,200	3,709,846
Support.com, Inc. (a)(b)	865,179	3,616,448
Teleflex, Inc.	82,100	5,854,551
Tenet Healthcare Corp. (a)	143,777	4,668,439
Terex Corp. (a)	128,450	3,610,730
TIBCO Software, Inc. (a)	219,400	4,828,994
Timken Co.	167,300	8,001,959
Trimble Navigation Ltd. (a)	44,600	2,666,188
UGI Corp.	126,200	4,128,002
United Therapeutics Corp. (a)(b)	78,894	4,214,517
Urban Outfitters, Inc. (a)(b)	164,900	6,490,464
Vera Bradley, Inc. (a)(b)	200,400	5,030,040
VeriFone Systems, Inc. (a)	132,153	3,922,301
The Warnaco Group, Inc. (a)	17,050	1,220,269
WebMD Health Corp. (a)	166,900	2,393,346
Webster Financial Corp.	137,246	2,820,405
Western Alliance Bancorp (a)	674,976	7,107,497
Whiting Petroleum Corp. (a)	44,200	1,916,954
Wolverine World Wide, Inc.	91,400	3,745,572
Wright Medical Group, Inc. (a)	252,671	5,303,564

		389,822,613
Total Common Stocks — 99.1%		815,396,017
Rights	Shares	Value

Spain — 0.0%
Grifols SA (a)	75,167	$89,097
Total Long-Term Investments (Cost — $671,007,014) — 99.1%		815,485,114

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (e)(f)	4,736,037	4,736,037

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (e)(f)(g)	USD 96,255	96,254,696
Total Money Market Funds — 12.3%		100,990,733

Time Deposits	Par (000)
United States — 0.0%
Brown Brothers Harriman & Co., 0.06%, 1/02/13	62	61,929
Total Short-Term Securities (Cost — $101,052,662) — 12.3%		101,052,662
Total Investments (Cost — $772,059,676) — 111.4%		916,537,776
Liabilities in Excess of Other Assets — (11.4)%		(93,656,188)

Net Assets — 100.0%		$822,881,588

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers whereby the Fund held 5% or more of the companies’ outstanding securities that were considered to be an affiliate during the six months ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Shares Purchased	Shares Sold	Shares Held at December 31, 2012	Value at December 31, 2012	Income	Realized Loss
DiagnoCure, Inc.	5,062,680	—	(128,500)	4,934,180	$1,736,165	—	$(547,815)

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2012	Net Activity	Shares/Beneficial Interest Held at December 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	62,456,087	(57,720,050)	4,736,037	$19,972
BlackRock Liquidity Series, LLC Money Market Series	$66,142,660	$30,112,036	$96,254,696	$525,109

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	15

Schedule of Investments (continued)	BlackRock Global SmallCap Fund Inc.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of December 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	857,114	USD	1,133,656	Deutsche Bank AG	1/02/13	$(2,307)
INR	29,701,170	USD	547,084	Brown Brothers Harriman & Co.	1/02/13	(4,993)
INR	915,244	USD	16,858	Brown Brothers Harriman & Co.	1/02/13	(154)
USD	1,004,215	INR	54,518,814	Brown Brothers Harriman & Co.	1/02/13	—
USD	1,198,604	SGD	1,466,000	Citigroup Inc.	1/02/13	(1,511)
SGD	292,551	USD	239,562	Deutsche Bank AG	1/04/13	(70)
USD	206,413	EUR	159,000	Deutsche Bank AG	1/16/13	(3,483)

Total						$(12,518)

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$2,900,300	—	—	$2,900,300
Australia	—	$10,801,550	—	10,801,550
Austria	—	2,630,222	—	2,630,222
Belgium	—	6,154,688	—	6,154,688
Bermuda	—	9,035,889	—	9,035,889
Brazil	4,268,405	—	—	4,268,405
Canada	42,157,450	—	—	42,157,450
China	2,192,575	9,293,974	—	11,486,549
Denmark	4,991,137	19,738,016	—	24,729,153
Finland	—	3,146,028	—	3,146,028
France	2,188,505	17,494,858	—	19,683,363
Germany	1,431,269	24,855,217	—	26,286,486
Greece	—	1,659,217	—	1,659,217
Hong Kong	1,446,448	20,789,070	—	22,235,518

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund Inc.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012 (concluded):

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Long-Term Investments (concluded):
Common Stocks (concluded):
India	$4,239,272	$21,800,302	—	$26,039,574
Indonesia	—	3,342,260	—	3,342,260
Ireland	7,455,763	—	—	7,455,763
Israel	5,710,008	—	—	5,710,008
Italy	—	7,048,704	—	7,048,704
Japan	—	44,740,318	—	44,740,318
Malaysia	—	2,680,068	—	2,680,068
Netherlands	—	3,064,887	—	3,064,887
Norway	—	4,190,095	—	4,190,095
Portugal	—	1,459,892	—	1,459,892
Singapore	5,682,970	6,602,165	—	12,285,135
South Korea	—	6,719,806	—	6,719,806
Spain	—	7,721,929	—	7,721,929
Switzerland	3,067,759	14,290,476	—	17,358,235
Taiwan	—	4,011,647	—	4,011,647
Thailand	—	2,590,278	—	2,590,278
United Arab Emirates	—	11,012,146	—	11,012,146
United Kingdom	4,878,480	66,089,361	—	70,967,841
United States	389,822,613	—	—	389,822,613
Rights:
Spain	89,097	—	—	89,097
Short-Term Securities:
Money Market Funds	4,736,037	96,254,696	—	100,990,733
Time Deposits	—	61,929	—	61,929

Total	$487,258,088	$429,279,688	—	$916,537,776

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of June 30, 2012, there were securities with a value of $19,075,814 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of December 31, 2012. Therefore, these securities were transferred from Level 2 to Level 1 during the period June 30, 2012 to December 31, 2012.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(12,518)	—	$(12,518)

Total	—	$(12,518)	—	$(12,518)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,447,795	—	—	$2,447,795
Liabilities:
Collateral on securities loaned at valued	—	$(96,254,696)	—	$(96,254,696)

Total	$2,447,795	$(96,254,696)	—	$(93,806,901)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	17

Statements of Assets and Liabilities

December 31, 2012 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.

Assets
Investments at value — unaffiliated[1,2]	$295,328,157	$813,810,878
Investments at value — affiliated[3]	14,709,830	102,726,898
Cash	10	—
Cash pledged as collateral for financial futures contracts	970,000	—
Investments sold receivable	53,932	5,847,280
Foreign currency at value[4]	10	2,447,795
Capital shares sold receivable	312,023	1,129,648
Dividends receivable	514,144	893,862
Securities lending income receivable — affiliated	—	126,190
Prepaid expenses	6,826	11,432

Total assets	311,894,932	926,993,983

Liabilities
Collateral on securities loaned at value	—	96,254,696
Investments purchased payable	—	3,779,016
Capital shares redeemed payable	696,424	2,536,647
Investment advisory fees payable	195,616	585,768
Service and distribution fees payable	56,574	300,752
Unrealized depreciation on foreign currency exchange contracts	—	12,518
Officer’s and Directors’ fees payable	3,679	5,712
Variation margin payable	6,318	—
Other affiliates payable	857	4,434
Other accrued expenses payable	162,324	632,852

Total liabilities	1,121,792	104,112,395

Net Assets	$310,773,140	$822,881,588

Net Assets Consist of
Paid-in capital	$417,858,806	$711,560,606
Undistributed (distributions in excess of) net investment income	738,261	(27,625,146)
Accumulated net realized loss	(156,840,015)	(5,535,712)
Net unrealized appreciation/depreciation	49,016,088	144,481,840

Net Assets	$310,773,140	$822,881,588

[1] Securities loaned at value	—	$94,282,579

[2] Investments at cost — unaffiliated	$246,414,024	$656,769,131

[2] Investments at cost — affiliated	$14,709,830	$115,290,545

[4] Foreign currency at cost	$10	$2,423,166

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Statements of Assets and Liabilities (concluded)

December 31, 2012 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.

Net Asset Value
Institutional:
Net assets	$89,656,344	$207,030,939

Shares outstanding	6,843,818	8,834,615

Net asset value	$13.10	$23.43

Par value	$0.10	$0.10

Shares authorized	Unlimited	100 million

Investor A:
Net assets	$203,974,827	$322,529,350

Shares outstanding	15,859,263	14,063,506

Net asset value	$12.86	$22.93

Par value	$0.10	$0.10

Shares authorized	Unlimited	100 million

Investor B:
Net assets	$914,951	$9,407,371

Shares outstanding	85,926	430,291

Net asset value	$10.65	$21.86

Par value	$0.10	$0.10

Shares authorized	Unlimited	100 million

Investor C:
Net assets	$14,760,237	$255,254,017

Shares outstanding	1,579,088	12,142,596

Net asset value	$9.35	$21.02

Par value	$0.10	$0.10

Shares authorized	Unlimited	100 million

Class R:
Net assets	$1,466,781	$28,659,911

Shares outstanding	147,374	1,309,942

Net asset value	$9.95	$21.88

Par value per share	$0.10	$0.10

Shares authorized	Unlimited	100 million

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	19

Statements of Operations

Six Months Ended December 31, 2012 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.

Investment Income
Dividends — unaffiliated	$3,148,535	$6,194,848
Securities lending — affiliated — net	—	525,109
Dividends — affiliated	7,650	19,972
Foreign taxes withheld	(137,027)	(225,777)

Total income	3,019,158	6,514,152

Expenses
Investment advisory	1,093,073	3,510,469
Service — Investor A	237,992	415,393
Service and distribution — Investor B	4,701	53,369
Service and distribution — Investor C	70,049	1,279,740
Service and distribution — Class R	3,778	71,899
Transfer agent — Institutional	99,541	143,325
Transfer agent — Investor A	117,763	357,711
Transfer agent — Investor B	9,553	32,968
Transfer agent — Investor C	22,074	413,992
Transfer agent — Class R	4,409	60,684
Custodian	43,067	133,091
Professional	77,730	97,876
Accounting services	34,173	107,802
Printing	15,272	29,492
Officer and Directors	9,082	14,518
Registration	7,692	1,683
Miscellaneous	9,072	12,482

Total expenses	1,859,021	6,736,494
Less fees waived by Manager	(3,455)	(9,743)

Total expenses after fees waived	1,855,566	6,726,751

Net investment income (loss)	1,163,592	(212,599)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	1,841,567	25,965,023
Investments — affiliated	—	(547,815)
Capital gain distributions received from affiliated investment companies	126	—
Financial futures contracts	2,525,669	—
Foreign currency transactions	(16,819)	15,194

	4,350,543	25,432,402

Net change in unrealized appreciation/depreciation on:
Investments	40,687,823	52,831,683
Financial futures contracts	98,763	—
Foreign currency translations	17,774	32,257

	40,804,360	52,863,940

Total realized and unrealized gain	45,154,903	78,296,342

Net Increase in Net Assets Resulting from Operations	$46,318,495	$78,083,743

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Statements of Changes in Net Assets

	BlackRock EuroFund
Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012

Operations
Net investment income	$1,163,592	$3,222,275
Net realized gain (loss)	4,350,543	(34,222,282)
Net change in unrealized appreciation/depreciation	40,804,360	(25,042,035)

Net increase (decrease) in net assets resulting from operations	46,318,495	(56,042,042)

Dividends to Shareholders From[1]
Net investment income:
Institutional	(1,036,094)	(3,113,501)
Investor A	(2,325,850)	(5,301,625)
Investor B	—	(9,005)
Investor C	(84,491)	(563,107)
Class R	(11,724)	(67,144)

Decrease in net assets resulting from dividends to shareholders	(3,458,159)	(9,054,382)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(5,593,263)	(12,649,664)

Net Assets
Total increase in net assets	37,267,073	(77,746,088)
Beginning of period	273,506,067	351,252,155

End of period	$310,773,140	$273,506,067

Undistributed net investment income	$738,261	$3,032,828

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	21

Statements of Changes in Net Assets (concluded)

	BlackRock Global SmallCap Fund, Inc.
Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012

Operations
Net investment loss	$(212,599)	$(1,207,822)
Net realized gain	25,432,402	24,518,699
Net change in unrealized appreciation/depreciation	52,863,940	(134,394,390)

Net increase (decrease) in net assets resulting from operations	78,083,743	(111,083,513)

Dividends to Shareholders From[1]
Net investment income:
Institutional	(5,938,089)	(4,875,911)
Investor A	(8,860,041)	(3,701,248)
Investor B	(96,225)	—
Investor C	(5,424,300)	(479,989)
Class R	(666,507)	(217,067)

Decrease in net assets resulting from dividends to shareholders	(20,985,162)	(9,274,215)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(38,527,925)	(313,230,096)

Net Assets
Total increase (decrease) in net assets	18,570,656	(433,587,824)
Beginning of period	804,310,932	1,237,898,756

End of period	$822,881,588	$804,310,932

Distribution in excess on net investment income	$(27,625,146)	$(6,427,385)

[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Financial Highlights	BlackRock EuroFund

	Institutional
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,					Period November 1, 2007 to June 30, 2008		Year Ended October 31, 2007
			2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.29		$13.97	$10.41		$10.65	$18.07	$25.59		$23.02

Net investment income[1]	0.06		0.16	0.36		0.21	0.33	0.43		0.46
Net realized and unrealized gain (loss)	1.91		(2.43)	3.41		(0.05)	(6.63)	(3.61)		4.56

Net increase (decrease) from investment operations	1.97		(2.27)	3.77		0.16	(6.30)	(3.18)		5.02

Dividends and distributions from:[2]
Net investment income	(0.16)		(0.41)	(0.21)		(0.40)	(0.40)	(0.55)		(0.72)
Net realized gain	—		—	—		—	(0.72)	(3.79)		(1.74)

Total dividends and distributions	(0.16)		(0.41)	(0.21)		(0.40)	(1.12)	(4.34)		(2.46)

Redemption fee	—		—	0.00	[3]	0.00 [3]	0.00 [3]	0.00	[3]	0.01

Net asset value, end of period	$13.10		$11.29	$13.97		$10.41	$10.65	$18.07		$25.59

Total Investment Return[4]
Based on net asset value	17.43%	[5]	(15.99)%	36.42%	[6]	0.78% [6]	(34.12)% [6]	(13.97)%	[5]	24.46%

Ratios to Average Net Assets
Total expenses	1.12%	[7]	1.17%	1.05%		1.09%	1.11%	1.03%	[7]	1.01%

Total expenses after fees waived	1.12%	[7]	1.17%	1.05%		1.08%	1.11%	1.03%	[7]	1.01%

Net investment income	0.95%	[7]	1.40%	2.80%		1.73%	2.83%	3.23%	[7]	2.01%

Supplemental Data
Net assets, end of period (000)	$89,656		$81,040	$114,551		$101,632	$133,540	$274,010		$361,175

Portfolio turnover	50%		162%	148%		161%	124%	30%		63%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	23

Financial Highlights (continued)	BlackRock EuroFund

	Investor A
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,					Period November 1, 2007 to June 30, 2008	Year Ended October 31, 2007
			2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$11.08		$13.71	$10.22		$10.47	$17.78	$25.24	$22.72

Net investment income[1]	0.05		0.14	0.33		0.18	0.30	0.40	0.44
Net realized and unrealized gain (loss)	1.88		(2.39)	3.35		(0.05)	(6.52)	(3.56)	4.48

Net increase (decrease) from investment operations	1.93		(2.25)	3.68		0.13	(6.22)	(3.16)	4.92

Dividends and distributions from:[2]
Net investment income	(0.15)		(0.38)	(0.19)		(0.38)	(0.37)	(0.51)	(0.67)
Net realized gain	—		—	—		—	(0.72)	(3.79)	(1.74)

Total dividends and distributions	(0.15)		(0.38)	(0.19)		(0.38)	(1.09)	(4.30)	(2.41)

Redemption fee	—		—	0.00	[3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$12.86		$11.08	$13.71		$10.22	$10.47	$17.78	$25.24

Total Investment Return[4]
Based on net asset value	17.41%	[5]	(16.18)%	36.15%	[6]	0.53% [6]	(34.21)% [6]	(14.09)%[5]	24.29%

Ratios to Average Net Assets
Total expenses	1.26%	[7]	1.33%	1.25%		1.28%	1.30%	1.21% [7]	1.20%

Total expenses after fees waived	1.26%	[7]	1.33%	1.25%		1.28%	1.30%	1.21% [7]	1.20%

Net investment income	0.82%	[7]	1.21%	2.56%		1.51%	2.68%	3.07% [7]	1.92%

Supplemental Data
Net assets, end of period (000)	$203,975		$176,609	$210,047		$189,788	$219,697	$427,206	$550,341

Portfolio turnover	50%		162%	148%		161%	124%	30%	63%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Financial Highlights (continued)	BlackRock EuroFund

	Investor B
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,					Period November 1, 2007 to June 30, 2008		Year Ended October 31, 2007
			2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$9.19		$11.28	$8.41		$8.57	$14.70	$21.49		$19.59

Net investment income (loss)[1]	(0.09)		(0.09)	0.07		(0.01)	0.11	0.19		0.17
Net realized and unrealized gain (loss)	1.55		(1.94)	2.80		(0.04)	(5.35)	(2.94)		3.86

Net increase (decrease) from investment operations	1.46		(2.03)	2.87		(0.05)	(5.24)	(2.75)		4.03

Dividends and distributions from:[2]
Net investment income	—		(0.06)	—		(0.11)	(0.17)	(0.25)		(0.40)
Net realized gain	—		—	—		—	(0.72)	(3.79)		(1.74)

Total dividends and distributions	—		(0.06)	—		(0.11)	(0.89)	(4.04)		(2.14)

Redemption fee	—		—	0.00	[3]	0.00 [3]	0.00 [3]	0.00	[3]	0.01

Net asset value, end of period	$10.65		$9.19	$11.28		$8.41	$8.57	$14.70		$21.49

Total Investment Return[4]
Based on net asset value	15.89%	[5]	(17.93)%	34.13%	[6]	(0.85)% [6]	(34.98)% [6]	(14.61)%	[5]	23.12%

Ratios to Average Net Assets
Total expenses	3.92%	[7]	3.35%	2.79%		2.64%	2.47%	2.10%	[7]	2.12%

Total expenses after fees waived	3.92%	[7]	3.35%	2.79%		2.64%	2.47%	2.10%	[7]	2.12%

Net investment income (loss)	(1.85)%	[7]	(1.00)%	0.63%		(0.05)%	1.11%	1.77%	[7]	0.98%

Supplemental Data
Net assets, end of period (000)	$915		$983	$2,210		$2,854	$5,013	$19,943		$42,829

Portfolio turnover	50%		162%	148%		161%	124%	30%		63%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	25

Financial Highlights (continued)	BlackRock EuroFund

	Investor C
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,					Period November 1, 2007 to June 30, 2008		Year Ended October 31, 2007
			2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$8.05		$10.06	$7.54		$7.81	$13.67	$20.42		$18.86

Net investment income (loss)[1]	(0.01)		0.03	0.16		0.06	0.15	0.22		0.21
Net realized and unrealized gain (loss)	1.36		(1.75)	2.47		(0.03)	(5.02)	(2.79)		3.63

Net increase (decrease) from investment operations	1.35		(1.72)	2.63		0.03	(4.87)	(2.57)		3.84

Dividends and distributions from:[2]
Net investment income	(0.05)		(0.29)	(0.11)		(0.30)	(0.27)	(0.39)		(0.55)
Net realized gain	—		—	—		—	(0.72)	(3.79)		(1.74)

Total dividends and distributions	(0.05)		(0.29)	(0.11)		(0.30)	(0.99)	(4.18)		(2.29)

Redemption fee	—		—	0.00	[3]	0.00 [3]	0.00 [3]	0.00	[3]	0.01

Net asset value, end of period	$9.35		$8.05	$10.06		$7.54	$7.81	$13.67		$20.42

Total Investment Return[4]
Based on net asset value	16.83%	[5]	(16.88)%	35.01%	[6]	(0.36)% [6]	(34.75)% [6]	(14.57)%	[5]	23.26%

Ratios to Average Net Assets
Total expenses	2.20%	[7]	2.22%	2.11%		2.13%	2.15%	2.01%	[7]	2.00%

Total expenses after fees waived	2.20%	[7]	2.22%	2.11%		2.13%	2.15%	2.01%	[7]	2.00%

Net investment income (loss)	(0.13)%	[7]	0.30%	1.66%		0.64%	1.73%	2.21%	[7]	1.11%

Supplemental Data
Net assets, end of period (000)	$14,760		$13,470	$22,169		$20,997	$25,504	$56,909		$79,355

Portfolio turnover	50%		162%	148%		161%	124%	30%		63%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Financial Highlights (concluded)	BlackRock EuroFund

	Class R
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30,				Period November 1, 2007 to June 30, 2008	Year Ended October 31, 2007
		2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$8.57	$10.72	$8.02	$8.29	$14.50	$21.45	$19.74

Net investment income[1]	0.01	0.04	0.19	0.08	0.20	0.29	0.29
Net realized and unrealized gain (loss)	1.44	(1.87)	2.65	(0.02)	(5.36)	(2.97)	3.80

Net increase (decrease) from investment operations	1.45	(1.83)	2.84	0.06	(5.16)	(2.68)	4.09

Dividends and distributions from:[2]
Net investment income	(0.07)	(0.32)	(0.14)	(0.33)	(0.33)	(0.48)	(0.65)
Net realized gain	—	—	—	—	(0.72)	(3.79)	(1.74)

Total dividends and distributions	(0.07)	(0.32)	(0.14)	(0.33)	(1.05)	(4.27)	(2.39)

Redemption fee	—	—	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$9.95	$8.57	$10.72	$8.02	$8.29	$14.50	$21.45

Total Investment Return[4]
Based on net asset value	16.97%[5]	(16.81)%	35.54%[6]	(0.05)% [6]	(34.73)% [6]	(14.39)%[5]	23.60%

Ratios to Average Net Assets
Total expenses	1.97%[7]	1.96%	1.85%	1.87%	2.02%	1.72%[7]	1.71%

Total expenses after fees waived	1.97%[7]	1.96%	1.85%	1.86%	2.02%	1.72%[7]	1.71%

Net investment income	0.11%[7]	0.46%	1.90%	0.87%	2.29%	2.73%[7]	1.48%

Supplemental Data
Net assets, end of period (000)	$1,467	$1,405	$2,275	$2,083	$2,713	$3,840	$4,509

Portfolio turnover	50%	162%	148%	161%	124%	30%	63%

[1]	Based on average shares outstanding.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	27

Financial Highlights	BlackRock Global SmallCap Fund, Inc.

	Institutional
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
			2012	2011		2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$21.87		$24.41	$18.32		$16.17		$24.45	$29.24

Net investment income[1]	0.06		0.07	0.13		0.06		0.11	0.12
Net realized and unrealized gain (loss)	2.19		(2.31)	6.13	[2]	2.09	[2]	(6.59)[2]	(0.30)[2]

Net increase (decrease) from investment operations	2.25		(2.24)	6.26		2.15		(6.48)	(0.18)

Dividends and distributions from:[3]
Net investment income	(0.69)		(0.30)	(0.17)		—		(0.04)	(0.32)
Net realized gain	—		—	—		—		(1.76)	(4.29)

Total dividends and distributions	(0.69)		(0.30)	(0.17)		—		(1.80)	(4.61)

Net asset value, end of period	$23.43		$21.87	$24.41		$18.32		$16.17	$24.45

Total Investment Return[4]
Based on net asset value	10.38%	[5]	(9.11)%	34.25%	[6]	13.30%	[6]	(27.75)% [6]	(1.08)%

Ratios to Average Net Assets
Total expenses	1.09%	[7]	1.12%	1.08%		1.12%		1.20%	1.12%

Total expenses after fees waived	1.09%	[7]	1.12%	1.08%		1.12%		1.20%	1.12%

Net investment income	0.50%	[7]	0.30%	0.58%		0.31%		0.65%	0.46%

Supplemental Data
Net assets, end of period (000)	$207,031		$186,022	$461,012		$326,440		$250,720	$399,802

Portfolio turnover	35%		73%	82%		73%		114%	97%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor A
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
			2012	2011		2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$21.40		$23.91	$17.95		$15.89		$24.10	$28.85

Net investment income (loss)[1]	0.02		0.02	0.06		(0.00)[2]		0.06	0.05
Net realized and unrealized gain (loss)	2.15		(2.29)[3]	6.01	[3]	2.06	[3]	(6.50)[3]	(0.30)[3]

Net increase (decrease) from investment operations	2.17		(2.27)	6.07		2.06		(6.44)	(0.25)

Dividends and distributions from:[4]
Net investment income	(0.64)		(0.24)	(0.11)		—		(0.01)	(0.25)
Net realized gain	—		—	—		—		(1.76)	(4.25)

Total dividends and distributions	(0.64)		(0.24)	(0.11)		—		(1.77)	(4.50)

Net asset value, end of period	$22.93		$21.40	$23.91		$17.95		$15.89	$24.10

Total Investment Return[5]
Based on net asset value	10.24%	[6]	(9.44)%	33.88%	[7]	12.96%	[7]	(27.99)% [7]	(1.36)%

Ratios to Average Net Assets
Total expenses	1.41%	[8]	1.42%	1.38%		1.42%		1.50%	1.40%

Total expenses after fees waived	1.41%	[8]	1.42%	1.38%		1.42%		1.50%	1.40%

Net investment income (loss)	0.16%	[8]	0.08%	0.27%		(0.01)%		0.36%	0.19%

Supplemental Data
Net assets, end of period (000)	$322,529		$326,001	$360,144		$264,526		$226,362	$330,282

Portfolio turnover	35%		73%	82%		73%		114%	97%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Dividends and distributions are determined in accordance with federal income tax regulations.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	29

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor B
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
			2012	2011		2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$20.15		$22.45	$16.93		$15.12		$23.13	$27.71

Net investment loss[1]	(0.11)		(0.19)	(0.14)		(0.17)		(0.09)	(0.17)
Net realized and unrealized gain (loss)	2.03		(2.11)	5.66	[2]	1.98	[2]	(6.23)[2]	(0.27)[2]

Net increase (decrease) from investment operations	1.92		(2.30)	5.52		1.81		(6.32)	(0.44)

Dividends and distributions from:[3]
Net investment income	(0.21)		—	—		—		—	—
Net realized gain	—		—	—		—		(1.69)	(4.14)

Total dividends and distributions	(0.21)		—	—		—		(1.69)	(4.14)

Net asset value, end of period	$21.86		$20.15	$22.45		$16.93		$15.12	$23.13

Total Investment Return[4]
Based on net asset value	9.57%	[5]	(10.25)%	32.60%	[6]	11.97%	[6]	(28.62)% [6]	(2.14)%

Ratios to Average Net Assets
Total expenses	2.56%	[7]	2.39%	2.29%		2.33%		2.37%	2.21%

Total expenses after fees waived	2.56%	[7]	2.39%	2.29%		2.33%		2.37%	2.21%

Net investment loss	(0.99)%	[7]	(0.92)%	(0.67)%		(0.96)%		(0.56)%	(0.68)%

Supplemental Data
Net assets, end of period (000)	$9,407		$11,968	$25,054		$28,247		$40,600	$91,693

Portfolio turnover	35%		73%	82%		73%		114%	97%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor C
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
			2012	2011		2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$19.57		$21.83	$16.45		$14.68		$22.50	$27.15

Net investment loss[1]	(0.07)		(0.15)	(0.11)		(0.15)		(0.08)	(0.16)
Net realized and unrealized gain (loss)	1.97		(2.08)	5.49	[2]	1.92	[2]	(6.05)[2]	(0.28)[2]

Net increase (decrease) from investment operations	1.90		(2.23)	5.38		1.77		(6.13)	(0.44)

Dividends and distributions from:[3]
Net investment income	(0.45)		(0.03)	—		—		—	(0.06)
Net realized gain	—		—	—		—		(1.69)	(4.15)

Total dividends and distributions	(0.45)		(0.03)	—		—		(1.69)	(4.21)

Net asset value, end of period	$21.02		$19.57	$21.83		$16.45		$14.68	$22.50

Total Investment Return[4]
Based on net asset value	9.78%	[5]	(10.19)%	32.71%	[6]	12.06%	[6]	(28.58)% [6]	(2.19)%

Ratios to Average Net Assets
Total expenses	2.27%	[7]	2.27%	2.21%		2.27%		2.35%	2.21%

Total expenses after fees waived	2.27%	[7]	2.27%	2.21%		2.27%		2.35%	2.21%

Net investment loss	(0.69)%	[7]	(0.78)%	(0.57)%		(0.86)%		(0.51)%	(0.64)%

Supplemental Data
Net assets, end of period (000)	$255,254		$251,459	$345,372		$293,633		$281,387	$470,280

Portfolio turnover	35%		73%	82%		73%		114%	97%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	31

Financial Highlights (concluded)	BlackRock Global SmallCap Fund, Inc.

	Class R
	Six Months Ended December 31, 2012 (Unaudited)		Year Ended June 30,
			2012	2011	2010		2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$20.38		$22.72	$17.09	$15.18		$23.18	$27.94

Net investment loss[1]	(0.03)		(0.08)	(0.03)	(0.08)		(0.02)	(0.05)
Net realized and unrealized gain (loss)	2.05		(2.14)	5.71 [2]	1.99	[2]	(6.25)[2]	(0.30)[2]

Net increase (decrease) from investment operations	2.02		(2.22)	5.68	1.91		(6.27)	(0.35)

Dividends and distributions from:[3]
Net investment income	(0.52)		(0.12)	(0.05)	—		—	(0.20)
Net realized gain	—		—	—	—		(1.73)	(4.21)

Total dividends and distributions	(0.52)		(0.12)	(0.05)	—		(1.73)	(4.41)

Net asset value, end of period	$21.88		$20.38	$22.72	$17.09		$15.18	$23.18

Total Investment Return[4]
Based on net asset value	9.97%	[5]	(9.76)%	33.24% [6]	12.58%	[6]	(28.37)%[6]	(1.77)%

Ratios to Average Net Assets
Total expenses	1.87%	[7]	1.83%	1.81%	1.84%		2.00%	1.81%

Total expenses after fees waived	1.87%	[7]	1.83%	1.81%	1.84%		2.00%	1.81%

Net investment loss	(0.28)%	[7]	(0.37)%	(0.16)%	(0.42)%		(0.13)%	(0.20)%

Supplemental Data
Net assets, end of period (000)	$28,660		$28,861	$46,316	$38,378		$33,571	$46,275

Portfolio turnover	35%		73%	82%	73%		114%	97%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock EuroFund (“EuroFund”) and BlackRock Global SmallCap Fund, Inc. (“Global SmallCap”) (the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. EuroFund is organized as a Massachusetts business trust. Global SmallCap is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board of Directors of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Financial futures contracts traded on exchanges are valued at their last sale price.

The Funds value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor in the Money Market Series to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset;

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	33

Notes to Financial Statements (continued)

(ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Fund either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts, and financial futures contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character

34	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Notes to Financial Statements (continued)

and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended December 31, 2012, any securities on loan were collateralized by cash.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended June 30, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge, or protect, their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	35

Notes to Financial Statements (continued)

collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of December 31, 2012
Assets Derivatives
		EuroFund	Global SmallCap
	Statements of Assets and Liabilities Location	Value
Equity contracts	Investments at value – affiliated[1]	$98,763	—
Liability Derivatives
		EuroFund	Global SmallCap
	Statements of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	—	$(12,518)

[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended December 31, 2012
Net Realized Gain (Loss) From
	EuroFund	Global SmallCap
Equity contracts:
Financial futures contracts	$2,525,669	—
Foreign currency exchange contracts:
Foreign currency transactions	(89,139)	$46,108

Total	$2,436,530	$46,108

Net Change in Unrealized Appreciation/Depreciation on
	EuroFund	Global SmallCap
Equity contracts:
Financial futures contracts	$98,763	—
Foreign currency exchange contracts:
Foreign currency translations	(8,049)	$(15,553)

Total	$90,714	$(15,553)

36	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Notes to Financial Statements (continued)

For the six months ended December 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

	EuroFund	Global SmallCap
Financial futures contracts:
Average number of contracts purchased	535	—
Average number of contracts sold	—	—
Average notional value of contracts purchased	$3,465,204	—
Average notional value of contracts sold	—	—
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	1	4
Average number of contracts — US dollars sold	1	1
Average US dollar amount purchased	$582,372	$1,367,089
Average US dollar amount sold	$594,603	$550,922

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	Investment Advisory Fee
Average Daily Net Assets	EuroFund	Global SmallCap
First $1 Billion	0.75%	0.85%
$1 — $3 Billion	0.71%	0.80%
$3 — $5 Billion	0.68%	0.77%
$5 to $10 Billion	0.65%	0.74%
Greater than $10 Billion	0.64%	0.72%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as fees waived by Manager in the Statements of Operations.

The Manager, with respect to EuroFund, entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) and BlackRock International Ltd, (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Manager, with respect to Global SmallCap, entered into a sub-advisory agreement with BIM. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended December 31, 2012, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

EuroFund	$1,472
Global SmallCap	$5,516

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2012, the Funds paid the following to affiliates in return for these services, which are included in transfer agent – class specific in the Statements of Operations:

	EuroFund	Global SmallCap
Institutional	—	$610
Investor A	$12	$1

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	37

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2012, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	EuroFund	Global SmallCap
Institutional	$1,466	$1,485
Investor A	$2,719	$4,135
Investor B	$129	$226
Investor C	$211	$2,693
Class R	$29	$365

For the six months ended December 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
EuroFund	$729
Global SmallCap	$25,633

For the six months ended December 31, 2012, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
EuroFund	$4	$299	$5
Global SmallCap	$694	$4,211	$7,812

The Funds received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Funds retain 65% of securities lending income and pay a fee to BIM equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Funds is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended December 31, 2012, BIM received $282,751 in securities lending agent fees related to securities lending activities for Global SmallCap.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended December 31, 2012, were as follows:

	Purchases	Sales
EuroFund	$139,373,375	$152,225,113
Global SmallCap	$278,841,929	$284,143,395

5. Income Tax Information:

As of June 30, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires June 30,	EuroFund	Global SmallCap
2017	$38,781,995	—
2018	85,950,061	$9,368,351
No expiration date[1]	11,654,090	—

Total	$136,386,146	$9,368,351

[1]	Must be utilized prior to losses subject to expiration.

As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	EuroFund	Global SmallCap
Tax cost	$267,644,126	$804,557,753

Gross unrealized appreciation	$52,097,109	$194,679,959
Gross unrealized depreciation	(9,703,248)	(82,699,936)

Net unrealized appreciation	$42,393,861	$111,980,023

6. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are parties to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2011. The credit agreement, which expired in

38	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Notes to Financial Statements (continued)

November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2012. The Funds did not borrow under the credit agreement during the six months ended December 31, 2012.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedules of Investments for concentrations in specific countries.

Each Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of December 31, 2012, these events have adversely affected the exchange rate of the euro and may continue to spread to other countries in Europe, including countries that do not use the euro. These events may affect the value and liquidity of certain of the Funds’ investments.

As of December 31, 2012, the Funds invested a significant portion of their assets in securities in the materials sector. Changes in economic conditions affecting the materials sector would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

As of December 31, 2012, the Funds had the following industry classifications:

Industry	EuroFund	Global SmallCap
Chemicals	11%	4%
Commercial Banks	9	4
Metals & Mining	7	2
Pharmaceuticals..	7	3
Oil, Gas & Consumable Fuels	5	7
Textiles, Apparel & Luxury Goods	5	5
Beverages	5	—
Machinery	4	6
Other[1]	47	69

[1]	All other industries held were each less than 5% of long-term investments.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	39

Notes to Financial Statements (continued)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2012		Year Ended June 30, 2012
EuroFund	Shares	Amount	Shares	Amount

Institutional
Shares sold	364,724	$4,620,593	685,205	$8,168,297
Shares issued to shareholders in reinvestment of dividends	69,951	900,948	256,121	2,673,909
Shares redeemed	(770,803)	(9,354,205)	(1,959,636)	(22,496,938)

Net decrease	(336,128)	$(3,832,664)	(1,018,310)	$(11,654,732)

Investor A
Shares sold and automatic conversion of shares	1,874,275	$22,695,820	3,690,951	$39,713,905
Shares issued to shareholders in reinvestment of dividends	161,813	2,045,171	433,126	4,444,241
Shares redeemed	(2,110,716)	(25,361,224)	(3,506,445)	(39,515,691)

Net increase (decrease)	(74,628)	$(620,233)	617,632	$4,642,455

Investor B
Shares sold	3,663	$35,703	6,126	$57,666
Shares issued to shareholders in reinvestment of dividends	—	—	938	8,070
Shares redeemed and automatic conversion of shares	(24,610)	(240,366)	(96,167)	(890,975)

Net decrease	(20,947)	$(204,663)	(89,103)	$(825,239)

Investor C
Shares sold	101,951	$911,801	75,728	$634,022
Shares issued to shareholders in reinvestment of dividends	8,037	73,853	65,405	489,907
Shares redeemed	(204,645)	(1,757,488)	(670,043)	(5,483,698)

Net decrease	(94,657)	$(771,834)	(528,910)	$(4,359,769)

Class R
Shares sold	12,928	$117,479	51,549	$442,462
Shares issued to shareholders in reinvestment of dividends	1,197	11,725	8,434	67,140
Shares redeemed	(30,604)	(293,073)	(108,476)	(961,981)

Net decrease	(16,479)	$(163,869)	(48,493)	$(452,379)

Total Net Decrease	(542,839)	$(5,593,263)	(1,067,184)	$(12,649,664)

40	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Notes to Financial Statements (concluded)

	Six Months Ended December 31, 2012		Year Ended June 30, 2012
Global SmallCap	Shares	Amount	Shares	Amount

Institutional
Shares sold	1,263,210	$28,834,379	3,090,218	$67,963,631
Shares issued to shareholders in reinvestment of dividends	198,443	4,520,441	203,893	4,211,269
Shares redeemed	(1,134,732)	(25,924,440)	(13,670,299)	(306,491,274)

Net increase (decrease)	326,921	$7,430,380	(10,376,188)	$(234,316,374)

Investor A
Shares sold and automatic conversion of shares	1,316,078	$29,380,261	4,100,069	$87,793,864
Shares issued to shareholders in reinvestment of dividends	350,905	7,825,098	160,457	3,246,090
Shares redeemed	(2,834,317)	(63,100,211)	(4,095,263)	(88,021,246)

Net increase (decrease)	(1,167,334)	(25,894,852)	165,263	$3,018,708

Investor B
Shares sold	9,276	$194,349	29,526	$596,466
Shares issued to shareholders in reinvestment of dividends	3,417	72,669	—	—
Shares redeemed and automatic conversion of shares	(176,399)	(3,717,316)	(551,371)	(11,157,741)

Net decrease	(163,706)	$(3,450,298)	(521,845)	$(10,561,275)

Investor C
Shares sold	622,766	$12,704,927	1,754,462	$34,339,410
Shares issued to shareholders in reinvestment of dividends	227,597	4,654,199	21,917	407,447
Shares redeemed	(1,554,230)	(31,753,207)	(4,752,464)	(93,431,307)

Net decrease	(703,867)	$(14,394,081)	(2,976,085)	$(58,684,450)

Class R
Shares sold	154,681	$3,285,816	511,380	$10,528,036
Shares issued to shareholders in reinvestment of dividends	31,312	666,318	11,241	216,966
Shares redeemed	(292,509)	(6,171,208)	(1,144,810)	(23,431,707)

Net decrease	(106,516)	$(2,219,074)	(622,189)	$(12,686,705)

Total Net Decrease	(1,814,502)	$(38,527,925)	(14,331,044)	$(313,230,096)

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	41

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, President1 and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President2 and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

[1]	For EuroFund.

[2]	For Global SmallCap Fund.

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Investment Management, LLC

Princeton, NJ 08540

BlackRock International Limited3

Edinburgh, EH3 8JB, United Kingdom

Custodians

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

[3]	For EuroFund only.

42	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	43

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	DECEMBER 31, 2012	45

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Global Allocation Fund	2015	2035	Retirement	2040
BlackRock Managed Volatility Portfolio	2020	2040	2020	2045
BlackRock Multi-Asset Income Portfolio	2025	2045	2025	2050
BlackRock Multi-Asset Real Return Fund	2030	2050	2030	2055
BlackRock Strategic Risk Allocation Fund			2035

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

46	SEMI-ANNUAL REPORT	DECEMBER 31, 2012

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ current prospectus for a description of risks associated with global investments.

#EGSC -12/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: February 28, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: February 28, 2013

3